ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Interest and Finance Expense
Trade payables		$ 36,253	$ 42,975
Accrued liabilities		9,242	9,902
Lease obligation		14,118	8,806
DSU liability		1,745	2,980
RSU liability		3,811	2,766
Royalty payable		1,142	1,675
Employee benefit liability		4,620
Total		71,620	69,782
Non-current portion of lease obligations		(8,130)	(3,822)
Non-current portion of RSU liability		(802)	(1,132)
Current portion of accounts payable and accrued liabilities		62,688	64,828
Key management, post benefits	$ 6,000	4,620
Convertible notes
Interest and Finance Expense
Accrued interest		660	660
Loan facility
Interest and Finance Expense
Accrued interest		$ 29	$ 18